Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions
Total
£’000
At January 1, 2020	288
Arising during the year	299
Utilized	(340)
At December 31, 2020	247
Arising during the year	84
Utilized	(235)
At December 31, 2021	96
Current	39
Non-current	57